VESSELS, RIGS AND EQUIPMENT, NET - Schedule of Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (234,998)	$ (239,181)	$ (214,062)
Vessel impairment charge	(34,093)	0	(7,389)
Cost
Movement in Property, Plant and Equipment [Roll Forward]
Capital improvements	51,700	49,800
Cost | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	4,527,621	3,454,193
Vessel additions		518,820
Capital improvements	51,664	49,842
Reclassification from 'Vessels under finance lease, net'		542,262
Vessel disposals	(431,482)	(37,496)
Vessel impairment charge	(144,030)
Cost, ending balance	4,003,773	4,527,621	3,454,193
Accumulated Depreciation | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, beginning balance	(975,323)	(799,460)
Depreciation	(234,998)	(207,989)
Vessel disposals	219,244	32,126
Impairment loss	109,937
Accumulated Depreciation, ending balance	(881,140)	(975,323)	(799,460)
Vessels, Rigs and Equipment, net | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Rigs, and Equipment, beginning balance	3,552,298	2,654,733
Vessel additions		518,820
Capital improvements	51,664	49,842
Reclassification from 'Vessels under finance lease, net'		542,262
Depreciation	(234,998)	(207,989)
Vessel disposals	(212,238)	(5,370)
Vessel impairment charge	(34,093)
Vessels, Rigs, and Equipment, ending balance	$ 3,122,633	$ 3,552,298	$ 2,654,733